Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios 16
Entity Central Index Key	0001067442
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM Income Builder Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class A
Trading Symbol	PCGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class A	$40	0.36%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	19.35%	4.54%	4.14%
Class A without sales charges	24.98%	5.51%	4.62%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 238,472,315
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class C
Trading Symbol	PCCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class C	$124	1.11%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	23.07%	4.72%	3.83%
Class C without sales charges	24.07%	4.72%	3.83%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 238,472,315
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund Class - R
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R
Trading Symbol	PCLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R	$69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	24.72%	5.24%	4.36%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 238,472,315
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund Class - Z
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class Z
Trading Symbol	PDCZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class Z	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Cumulative Performance: October 31, 2014 to October 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	25.32%	5.75%	4.88%
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	13.00%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 238,472,315
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets

PGIM Income Builder Fund Class - R6
Shareholder Report [Line Items]
Fund Name	PGIM Income Builder Fund
Class Name	Class R6
Trading Symbol	PCGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Income Builder Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Income Builder Fund—Class R6	$12	0.11%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.11%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
US equities performed strongly during the reporting period, with the S&P 500 Index up over 35%. US bonds also gained, with the Bloomberg
US Aggregate Bond Index up over 8%. Bond market volatility increased during this period, with the Merrill Option Volatility Estimate Index remaining above 100 for most of the period.
■
Performance of the underlying funds bolstered the Fund’s performance, relative to the Index, during the reporting period, amid upwardly trending equity markets. On the asset allocation side, an underweight in fixed income added to relative performance, as bonds lagged significantly. An overweight in real estate was also additive, as the prospects of interest rate cuts drove a rally in the sector.
■
An underweight to broad equity exposure dragged on relative performance, given the strong gains posted by stocks. Tilts in favor of emerging-markets debt and corporate high yield also detracted.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Cumulative Performance: December 30, 2016 to October 31, 2024 Initial Investment of $10,000

Average Annual Return [Table Text Block]

Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R6	25.32%	5.78%	5.79% (12/30/2016)
Broad-Based Securities Market Index: S&P 500 Index	38.02%	15.27%	14.66%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.39%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 30, 2016
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 238,472,315
Holdings Count | Holdings	65
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 238,472,315
Number of fund holdings	65
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	25%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?
The sector allocations of investments and other assets in excess of liabilities shown as a percentage of net assets as of October 31, 2024 were as follows:

Industry Classification	% of Net Assets
Affiliated Mutual Fund - Short-Term Investment (4.1% represents investments purchased with collateral from securities on loan)	65.6%
Affiliated Exchange-Traded Fund	20.1%
Unaffiliated Exchange-Traded Funds	5.3%
Biotechnology	1.1%
Semiconductors & Semiconductor Equipment	1.1%
Banks	1.0%
Aerospace & Defense	0.8%
Independent Power & Renewable Electricity Producers	0.8%
Pharmaceuticals	0.7%
Industry Classification	% of Net Assets
Oil, Gas & Consumable Fuels	0.6%
Electric Utilities	0.6%
Diversified Telecommunication Services	0.5%
Machinery	0.5%
Consumer Staples Distribution & Retail	0.5%
Others*	5.3%
104.5%
Liabilities in excess of other assets	(4.5)%
100.0%
* Consists of Industries that each make up less than 0.5% of the Fund's net assets